Leases - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
ROU assets obtained in exchange for new operating lease liabilities	$ 10,522	$ 7,326	$ 14,866	$ 48,807
ROU assets obtained in exchange for finance lease liabilities	$ 23,074	$ 0	$ 16,039	$ 0